CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net income (loss)	$ (12,280)	$ 393	$ (1,571)	$ (9,546)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Compensation related to stock options, restricted stock and employee stock purchase plan	260	93	135	990
Deferred income tax expense (benefit)			(39)	39
Non-cash restructuring charges				983
Non-cash loss on debt extinguishment	(5)	2,037	2,037	1,725
Non-cash interest expense	1,007	186	249	1,497
Non-cash gain on settlement of liabilities	(321)			(137)
Loss (gain) on disposition of property and equipment		(30)	(30)	1,443
Gain on foreign exchange transactions	(1)
Depreciation and amortization				555
Non-cash financing expense				477
Changes in fair market value of liabilities
Price adjustable warrants	6,256	(1,832)	(151)	(1,746)
Stock reserved for issuance to settle liabilities	2,503	(313)	(31)	297
Debt features		(829)	(829)	(708)
Changes in assets and liabilities
Accounts receivable	5	2	2	(7)
Prepaid expenses and other assets	73	128	22	484
Accounts payable	(361)	(102)	8	490
Deferred rent				(1,243)
Deferred revenue		(115)	(115)	(733)
Accrued and other liabilities			978	357
Accrued interest and other accrued liabilities	(501)	587
Accrued restructuring	(12)	(380)	(380)	392
Net cash provided by (used in) operating activities	(3,377)	(175)	285	(4,391)
Investing activities:
Proceeds from the sale of fixed assets		30	30	431
Change in restricted cash		380	380	631
Net cash provided by investing activities		410	410	1,062
Financing activities:
Proceeds from sales of Series C preferred shares and warrants, net	5,929
Proceeds from sales of common shares and warrants, net				1,112
Proceeds from issuance of notes payable and warrants				1,500
Payments of notes payable	(250)			(60)
Insurance financing	(8)	(10)	(2)	10
Proceeds from exercise of warrants, subscription investment units, stock options and employee stock purchase plan purchases				7
Net cash provided by (used in) financing activities	5,671	(10)	(2)	2,569
Net increase (decrease) in cash	2,294	225	693	(760)
Cash and cash equivalents - beginning of year	909	216	216	976
Cash and cash equivalents - end of year	3,203	441	909	216
Non-cash financing activities:
Reclassification of fair value liability for price adjustable warrants exercised	1,916			488
Issuance of common stock to settle liabilities	3,517			1,283
Debt conversion to common shares	1,479
Deemed dividend to Series C convertible preferred stockholders	6,000
Supplemental disclosure:
Cash paid for interest	$ 83		$ 1	$ 204